United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment  [x  ]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[x ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Pyramis Global Advisors, LLC
Address:	900 Salem Street
		Smithfield, RI  02917


13F File Number:	28-12282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Ashling Kanavos
Title:	Vice President - FMR Co.
	Duly authorized under Power of Attorney
	dated April 6, 2009, by William E. Dailey
	Senior V.P. & Chief Administrative Officer - PGALLC
Phone:	617-392-0172
Signature, Place, and Date of Signing:


/s/ Ashling Kanavos           Merrimack, NH      May 28, 2009


Report Type (Check only one.):
[  ]		13F HOLDINGS REPORT.

[ X] 		13F NOTICE

[  ]		13F COMBINATION REPORT


List of other managers reporting for this manager:

28-451 FMR LLC





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		0

Form 13F Information Table Value Total:		$0	(x1000)

List Of Other Included Managers:

NONE